UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-07471


Matthew 25 Fund
(Exact name of registrant as specified in charter)

413 Johnson Street, Suite # 200
Jenkintown, PA  19046
(Address of principal executive offices)


Mark Mulholland
P.O. Box 2479
Jenkintown, PA  19046
(Name and address of agent for service)


Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: September 30, 2015


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

The Matthew 25 Fund
Schedule of Investments
September 30, 2015
(unaudited)


Shares/Principal Amount        Historical Cost    Market Value   % of Net Assets

 COMMON STOCKS

 Air Courier Services
 200,000 FedEx Corporation        $18,071,142           $28,796,000   5.03%

 Business Services
 325,000 Mastercard Inc.           11,171,906            29,289,000   5.11%

 Cable & Other Pay Television Services
 907,500 Scripps Networks Interactive, Inc.
			   	   56,501,874            44,639,925   7.80%

 Crude Petroleum & Natural Gas
 235,000 California Resources Corp  1,077,606              611,000    0.11%

 Electronic Computers
 680,000 Apple, Inc.               36,411,858           75,004,000   13.09%

 Finance Services
 1,900,000 KKR & CO. LP            31,270,381           31,882,000    5.56%

 Fire, Marine & Casualty Insurance
 150 Berkshire Hathaway, Cl A *    18,007,102           29,286,000    5.11%

 National Commercial Banks
 612,500 JP Morgan Chase & Co.     25,901,499           37,344,125    6.52%
 525,000 BBCN Bancorp, Inc.         7,327,056            7,885,500    1.38%

 Natural Gas Transmission
 1,610,000 Boardwalk Pipeline Prt  23,453,075           18,949,700    3.31%

 Operative Builders
 623,150 Ryland Group, Inc.         23,248,915          25,443,215    4.44%
 600,000 DR Horton, Inc.            13,141,026          17,616,000    3.07%

 Railroads, Line-Haul Operations
 190,000 Kansas City Southern       12,015,727          17,267,200    3.01%

 Real Estate Investment Trusts
 3,100,000 Brandywine Rlty Trust    37,639,880          38,192,000    6.67%

 Security Brokers, Dealers & Exchanges
 275,000 Goldman Sachs Group        37,347,956          47,784,000    8.34%

 Services - Amusement & Recreation
 10,000 Madison Square Garden Co *     783,590             721,400    0.12%

 Shopping Goods Store
 925,000 Cabelas, Inc. *            39,253,429          42,180,000    7.36%

 State Commercial Banks
 400,000 East West Bancorp, Inc.     7,292,171          15,368,000    2.68%

 Transportation Equipment
 295,000 Polaris Indust, Inc.      21,133,283           35,361,650    6.17%


 Total Common Stocks              421,049,476          543,620,716   94.88%

 WARRANTS
 155,000 JP Morgan Chase & Co.*    2,331,760             3,086,050    0.54%

 PRIVATE STOCK HOLDING FOR
 SECURITIES CLEARING SERVICES
 0.107 DepositoryTrust&Clearing(***) * 1,091		    1,688    0.00%


 PREFERRED STOCKS
  93,815  Fed Nat'l Mortgage Assoc *     645,192             773,974   0.14%
 151,200  Fed Nat'l Mortgage Assoc *   1,692,525           1,058,400   0.18%
 180,225  Fed Nat'l Mortgage Assoc *   1,263,465           1,297,620   0.23%
 214,000  Fed Nat'l Mortgage Assoc *   2,022,251           1,542,940   0.27%
 260,500  Fed Nat'l Mortgage Assoc *   2,536,314           1,865,180   0.33%
 273,290  Fed Nat'l Mortgage Assoc *   2,300,216           2,093,401   0.37%
 336,000  Fed Nat'l Mortgage Assoc *   2,737,215           2,358,720   0.41%
 366,230  Fed Nat'l Mortgage Assoc *   4,232,363           2,640,518   0.46%
 449,960  Fed Nat'l Mortgage Assoc *   3,121,079           3,982,146   0.69%
 975,000  Fed Nat'l Mortgage Assoc *   3,324,372           3,558,750   0.62%

Total Investments                    447,257,319         567,880,103  99.12%


Other Assets in Excess
of Liabilities                         5,046,173           5,046,173   0.88%

Net Assets                          $452,303,492        $572,926,276  100.00%



 * Non-Income producing securities during the period.
(***) Level 3 Security

Securities Valuations

Processes and Structure
The Fund's Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.
The three levels of inputs are as follows:


Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.


Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.


Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements
A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.


The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of inputs used as of September 30, 2015 in valuing the Fund's investments carried at value:

    Investments in Securities  Level 1      Level 2       Level 3  Total

     Common Stocks             $543,620,716  $0            $1,688   $543,622,404
     Warrants                  $  3,086,050  $0            $0       $  3,086,050
     Preferred Stock           $ 21,171,649  $0            $0       $ 21,171,649
                               -----------  -----------   -----    ------------
                               $567,878,415  $0            $1,688   $567,880,103



There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Fund's policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Fund did not hold any derivative instruments at any time during the period ended September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

Federal tax cost of investments(including short-term investments) $447,350,285
                                                                   ===========
Gross unrealized appreciation on investments                       141,478,629
Gross unrealized depreciation on investments                       (20,855,845)
                                                                    ----------
Net unrealized appreciation                                       $120,622,784


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.



Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Mark Mulholland, President of Matthew 25 Fund, certify that:

1. I have reviewed this report on Form N-Q of the Matthew 25 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Matthew 25 Fund as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Matthew 25 Fund and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. I have disclosed to the Matthew 25 Fund's auditors and the audit committe of the Matthew 25 Fund's board of trustees:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Matthew 25 Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Matthew 25 Fund's internal control over financial reporting.



Matthew 25 Fund, Inc.

/S/ Mark Mulholland
________________________________
Mark Mulholland, President
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 27, 2015




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 27, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 27, 2015